Structured entities (Tables)	12 Months Ended
Dec. 31, 2018
Structured entities
Schedule of analyses the asset categories of own-asset securitisations transferred assets continue to be recorded on RBS's balance sheet

	2018				2017
		Debt securities in issue				Debt securities in issue
		Held by third	Held by			Held by third	Held by
	Assets	parties	RBS (1)	Total	Assets	parties	RBS (1)	Total
Asset type	£m	£m	£m	£m	£m	£m	£m	£m

Mortgages - RoI	2,817	778	2,239	3,017	4,073	—	4,688	4,688
Cash deposits	221				518
	3,038				4,591

Note:

(1)	Debt securities retained by RBS may be pledged with central banks.

Schedule of RBS's interest in unconsolidated structured entities

	2018			2017
	Asset backed	Investment		Asset backed	Investment
	securitisation	funds		securitisation	funds
	vehicles	and other	Total	vehicles	and other	Total
	£m	£m	£m	£m	£m	£m
Trading assets and derivatives
Trading assets	590	164	754	884	131	1,015
Derivative assets	495	325	820	660	117	777
Derivative liabilities	(223)	(332)	(555)	(561)	(131)	(692)
Total	862	157	1,019	983	117	1,100

Non trading assets
Loans to customers	1,636	544	2,180	1,243	120	1,363
Other financial assets	4,461	—	4,461	3,888	141	4,029
Total	6,097	544	6,641	5,131	261	5,392

Liquidity facilities/loan commitments	2,138	213	2,351	2,117	455	2,572
Guarantees	3	10	13	229	5	234

Maximum exposure	9,100	924	10,024	8,460	838	9,298